ADOPTION OF NEW AND REVISED STANDARDS	12 Months Ended
Dec. 31, 2025
ADOPTION OF NEW AND REVISED STANDARDS
ADOPTION OF NEW AND REVISED STANDARDS

2.ADOPTION OF NEW AND REVISED STANDARDS

Adoption of new and revised Standards – For the purpose of preparing and presenting the consolidated financial statements for the years ended December 31, 2023, 2024 and 2025, the Group has consistently applied the accounting policies which conform with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB), which are effective for the annual period beginning on or after January 1, 2025, throughout the three years ended December 31, 2025.

The adoption of these new and amended accounting standards did not have any material effect on the financial statements.

New and revised IFRS Accounting Standards in issue but not yet effective

At December 31, 2025, the Group has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:

Amendments IFRS 9 and IFRS 7	Classification and measurement of financial instruments[1]
Amendments IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity[1]
Annual Improvements to IFRS Accounting Standards	Annual Improvements to IFRS Accounting Standards — Volume 11[1]
IFRS 18	Presentation and Disclosures in the Financial Statements[2]
Amendments to IAS 21	Translation to a Hyperinflationary Presentation Currency[2]
Amendments to IFRS 10 and IAS 28	Sales or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
[1]	Effective for annual periods beginning on or after January 1, 2026, with early application permitted.
[2]	Effective for annual periods beginning on or after January 1, 2027, with early application permitted.
[3]	Effective for annual periods beginning on or after a date to be determined.

The directors do not expect that the adoption of the new and amendments to IFRS Accounting Standards listed above will have a material impact on the consolidated financial statements of the Group in future periods, except if indicated below.

IFRS 18 Presentation and Disclosures in Financial Statements

IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 and IFRS 7. Furthermore, IASB has made minor amendments to IAS 7 and IAS 33 Earnings per Share.

IFRS 18 introduces new requirements to:

●	present specified categories and defined subtotals in the statement of profit or loss;
●	provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements; and
●	improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.

The application of the new standard is not expected to have significant impact on the financial performance and positions of the Group in terms of recognition and measurement. However, it is expected to affect the structure and presentation of the consolidated statement of profit or loss. Additional disclosures required for the Group’s MPMs will be disclosed in a separate note to the consolidated financial statements.